SHARE CAPITAL (Tables)	12 Months Ended
Dec. 31, 2020
Disclosure of classes of share capital [abstract]
Warrant activity
	Number	Weighted average exercise price
Balance as at December 31, 2018	20,116,855	$0.99
Warrants issued	12,845,383	0.40
Warrants exercised	(214,200)	0.20
Warrants expired	(16,875,040)	1.10
Balance as at December 31, 2019	15,872,998	$0.41
Warrants issued	77,460,159	0.49
Warrants exercised	(247,500)	0.34
Balance as at December 31, 2020	93,085,657	$0.48

Warrants outstanding
Exercise price	Number of warrants outstanding	Weighted average exercise price ($ per share)	Weighted average remaining life (years)
$ 0.33	18,512,659	$ 0.33	2.15
$ 0.40	42,795,383	$ 0.40	3.57
$ 0.44	3,027,615	$ 0.44	0.46
$ 0.70	28,750,000	$ 0.70	1.65
	93,085,657	$ 0.48	2.59

Warrant assumptions
	Year ended	Year ended
	December 31, 2020	December 31, 2019
Risk-free interest rate	0.85%	1.55%
Expected life (years)	2.39 years	3.00 years
Expected volatility(1)	68.36%	67.22%
Expected dividend yield	Nil	Nil

Stock option activity
	Number	Weighted average exercise price
Balance as at December 31, 2018	48,265,000	$0.61
Granted – January 7, 2019	5,000,000	0.40
Granted – April 1, 2019	750,000	0.40
Granted – April 29, 2019	2,000,000	0.40
Options expired	(7,700,000)	0.68
Options forfeited	(1,387,500)	0.50
Balance as at December 31, 2019	46,927,500	$0.57
Granted – January 31, 2020	8,750,000	0.25
Granted – April 1, 2020	1,100,000	0.25
Granted – October 30, 2020	900,000	0.43
Granted – December 1, 2020	600,000	0.405
Options exercised	(3,717,500)	0.33
Options expired	(2,790,000)	0.40
Options forfeited	(5,950,000)	0.52
Balance as at December 31, 2020	45,820,000	$0.53

Stock options outstanding
	Options Outstanding			Options Exercisable
Exercise price	Number of options	Weighted average exercise price ($ per share)	Weighted average remaining life (years)	Number of options	Weighted average exercise price ($ per share)	Weighted average remaining life (years)
$ 0.01 – 0.50	25,935,000	$ 0.36	2.42	20,410,000	$ 0.37	3.19
$ 0.51 – 1.00	19,885,000	0.75	1.10	19,885,000	0.75	1.10
	45,820,000	$ 0.53	2.41	40,295,000	$ 0.56	2.16

Share-based payments expenses
	For the year ended December 31,
Statements of Net Loss:	2020	2019
General and administration	$500	$824
Exploration and evaluation	148	143
Investor relations and marketing communications	144	325
Corporate development and due diligence	166	304
Subtotal	$958	$1,596
	For the year ended December 31,
Statements of Financial Position:	2020	2019
Mineral Properties	$442	$572
Total	$1,400	$2,168

Stock option weighted average assumptions
	Year ended	Year ended
	December 31, 2020	December 31, 2019
Risk-free interest rate	1.72%	2.20%
Share price at grant date (in dollars)	$0.25	$0.36
Exercise price (in dollars)	$0.27	$0.40
Expected life (years)	4.96 years	5.00 years
Expected volatility(1)	69.10%	71.86%
Forfeiture rate	5.26%	5.00%
Expected dividend yield	Nil	Nil